REGULATORY ASSETS AND LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components of regulatory assets and liabilities

	Remaining Rate Recovery/Amortization	Carrying Amount At
	Period at March 31, 2013	March 31, 2013	December 31, 2012
Regulatory assets:
Generation-related regulatory assets securitized by transition bonds (a)(e)	3 years	$379	$409
Employee retirement costs	7 years	83	87
Employee retirement costs to be reviewed (b)(c)	To be determined	195	186
Employee retirement liability (a)(c)(d)	To be determined	720	738
Self-insurance reserve (primarily storm recovery costs) — net	7 years	182	190
Self-insurance reserve to be reviewed (b)(c)	To be determined	131	128
Securities reacquisition costs (pre-industry restructure)	4 years	39	41
Securities reacquisition costs (post-industry restructure) — net	Terms of related debt	15	22
Recoverable amounts in lieu of deferred income taxes — net	Life of related asset or liability	63	71
Rate review expenses (a)	Largely 2 years	6	6
Advanced meter customer education costs (c)	7 years	9	10
Deferred conventional meter depreciation	Largely 8 years	163	152
Deferred advanced metering system costs	7 years	20	2
Energy efficiency performance bonus (a)	1 year	7	9
Under-recovered wholesale transmission service expense — net (a)(c)	1 year	49	40
Energy efficiency programs (a)	Not applicable	—	1
Other regulatory assets	Various	2	1

Total regulatory assets		2,063	2,093

Regulatory liabilities (e):
Estimated net removal costs	Life of utility plant	279	244
Investment tax credit and protected excess deferred taxes	Various	26	28
Over-collection of transition bond revenues (a)(e)	3 years	32	33
Energy efficiency programs (a)	Not applicable	12	—

Total regulatory liabilities		349	305

Net regulatory asset		$1,714	$1,788

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Costs incurred since the period covered under the last rate review.
(c)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(d)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(e)	Bondco net regulatory assets of $312 million at March 31, 2013 consisted of $344 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $32 million. Bondco net regulatory assets of $335 million at December 31, 2012 consisted of $368 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million.

Components of the regulatory assets and liabilities are provided in the table below. Regulatory liabilities at December 31, 2011 have been restated to remove the $225 million regulatory liability for nuclear plant decommissioning (see Note 11). Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization	Carrying Amount At
	Period at December 31, 2012	December 31, 2012	December 31, 2011
Regulatory assets:
Generation-related regulatory assets securitized by transition bonds (a)(e)	4 years	$409	$531
Employee retirement costs	7 years	87	103
Employee retirement costs to be reviewed (b)(c)	To be determined	186	74
Employee retirement liability (a)(c)(d)	To be determined	738	707
Self-insurance reserve (primarily storm recovery costs) — net	7 years	190	221
Self-insurance reserve to be reviewed (b)(c)	To be determined	128	71
Securities reacquisition costs (pre-industry restructure)	5 years	41	48
Securities reacquisition costs (post-industry restructure) — net	Terms of related debt	22	2
Recoverable amounts in lieu of deferred income taxes — net	Life of related asset or liability	71	104
Rate review expenses (a)	Largely 3 years	6	11
Rate review expenses to be reviewed (b)(c)	To be determined	1	1
Advanced meter customer education costs (c)	7 years	10	9
Deferred conventional meter depreciation	8 years	152	107
Deferred advanced metering system costs	7 years	2	—
Energy efficiency performance bonus (a)	1 year	9	8
Under-recovered wholesale transmission service expense (a)(c)	1 year	40	—
Wholesale transmission settlement costs	Not applicable	—	9
Energy efficiency programs (a)	Not applicable	1	—
Other regulatory assets	Not applicable	—	1

Total regulatory assets		2,093	2,007

Regulatory liabilities (e):
Estimated net removal costs	Life of utility plant	244	115
Investment tax credit and protected excess deferred taxes	Various	28	33
Over-collection of transition bond revenues (a)(e)	4 years	33	37
Deferred advanced metering system revenues	7 years	—	52
Committed spending for demand-side management initiatives (a)	Not applicable	—	25
Over-recovered wholesale transmission service expense (a)(c)	1 year	—	13
Energy efficiency programs (a)	Not applicable	—	2

Total regulatory liabilities		305	277

Net regulatory asset		$1,788	$1,730

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Costs incurred since the period covered under the last rate review.
(c)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(d)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(e)	Bondco net regulatory assets of $335 million at December 31, 2012 consisted of $368 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million. Bondco net regulatory assets of $427 million at December 31, 2011 consisted of $464 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $37 million.